LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM PREPAYMENTS AND OTHER ASSETS
Schedule of long-term prepayments and other assets

	December 31,
	2021	2022
	RMB	RMB

Operating rights of service stations	29,714	28,009
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	1,520	3,235
Prepayments for construction projects to third parties	7,470	7,505
Others (i)	31,326	34,063
	70,030	72,812

Note:

(i)	Others mainly comprise catalyst expenditures and improvement expenditures of property, plant and equipment.

Schedule of operating rights of service stations

	2021	2022
	RMB	RMB
Operating rights of service stations
Cost:
Balance as at January 1	53,567	53,791
Additions	912	880
Decreases	(688)	(541)
Balance as at December 31	53,791	54,130
Accumulated amortization:
Balance as at January 1	21,711	24,077
Additions	2,699	2,301
Decreases	(333)	(257)
Balance as at December 31	24,077	26,121
Net book value as at December 31	29,714	28,009